Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue
23.	Revenue

The table below presents an analysis of revenue generated from voyage and time charter agreements:

For the years ended December 31,	2025	2024	2023
Voyage Charter	383,954,204	374,587,812	373,693,986
Time Charter (see Note 20)	7,594,615	18,642,019	39,402,620
Total	391,548,819	393,229,831	413,096,606

IFRS 15 Revenue from Contracts with Customers

As of December 31, 2025, 2024 and 2023, the undelivered performance obligation relating to the Group’s voyage charters amounted to $50,939,047, $14,416,473 and $5,590,403 and will be/was recognized in the first quarter of 2026, 2025 and 2024, respectively.

Further, as of December 31, 2025 and 2024, capitalized contract fulfilment costs amounted to $2,345,580 and $3,065,772, respectively, and are presented within prepaid expenses and other current assets in the consolidated statement of financial position.

The table below presents an analysis of earned revenue under voyage charters:

For the years ended December 31,	2025	2024	2023
Freight	346,743,651	336,057,387	338,979,059
Demurrages	37,210,553	38,530,425	34,714,927
Total	383,954,204	374,587,812	373,693,986

As at December 31, 2025 and 2024, the Group’s trade receivables amounted to $83,032,373 and $38,202,231, respectively and related to unbilled revenue from charter agreements relating to voyages in progress at year - end where payment right is conditional.

Charterers, whose outstanding balance, exceed 10% of the total trade receivable amount are presented below:

Customer	2025	2024
Charterer A	22%	20%
Charterer B	17%	19%
Charterer C	10%	12%
Charterer D	10%	10%
Charterer E	10%	—

Credit concentration

Customers individually accounting for more than 10% of the Group’s revenues during the years ended December 31, 2025, 2024 and 2023 were:

Customer	2025	2024	2023
A	12%	14%	—%
B	10%	13%	—%
Total	22%	27%	—%

Revenue by continent

The below table presents revenue generated per continent, based on the Company’s customers’ headquarters, for the years ended December 31, 2025, 2024 and 2023:

Continent	2025	2024	2023
Europe	246,832,835	172,520,562	167,047,840
Asia	110,909,708	162,109,986	156,744,760
South America	9,605,921	19,159,005	40,515,310
North America	24,200,355	37,989,863	48,788,696
Africa	—	1,450,415	—
Total	391,548,819	393,229,831	413,096,606

All of the revenues above are reported under the Group’s single segment, the crude oil tanker segment.